Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2015
Components of Net Periodic Benefit Costs

The components of net periodic benefit costs for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Service cost	25,343	24,827	24,350
Interest cost	14,606	12,152	11,583
Expected return on plan assets	(16,389)	(17,822)	(19,252)
Recognized actuarial loss	12,853	11,480	9,867
Amortization of prior service costs	(10,271)	(10,176)	(9,614)

Net periodic benefit costs	26,142	20,461	16,934

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Service cost	2,387	3,032	3,188
Interest cost	10,197	12,068	13,040
Expected return on plan assets	(9,245)	(11,480)	(12,993)
Amortization of net transition asset	117	12	10
Recognized actuarial loss	1,781	3,693	2,991
Amortization of prior service costs	(566)	(643)	(639)
Losses (gains) on curtailments and settlements	(405)	1,074	31

Net periodic benefit costs	4,266	7,756	5,628

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2014	2015	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	827,044	847,446	274,928	313,698
Service cost	24,827	24,350	3,032	3,188
Interest cost	12,152	11,583	12,068	13,040
Plan participants’ contributions	—	—	813	752
Amendments	—	—	(107)	(283)
Actuarial loss	14,138	48,061	3,392	74,801
Foreign currency exchange rate changes	—	—	36,867	7,214
Curtailments and settlements	—	—	(4,500)	(3,932)
Effect of changes in consolidated subsidiaries	(5)	(4)	—	—
Other	—	(2,696)	—	—
Benefits paid	(30,710)	(38,325)	(12,795)	(13,774)

Benefit obligation at end of the fiscal year	847,446	890,415	313,698	394,704

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	608,004	654,792	188,019	225,024
Actual return on plan assets	53,476	74,447	17,979	54,928
Foreign currency exchange rate changes	—	—	26,167	5,752
Employer contribution	16,758	7,978	6,912	9,434
Plan participants’ contributions	—	—	813	752
Curtailments and settlements	—	—	(3,334)	(2,989)
Effect of changes in consolidated subsidiaries	—	—	—	—
Other	—	(1,934)	—	—
Benefits paid	(23,446)	(24,681)	(11,532)	(12,685)

Fair value of plan assets at end of the fiscal year	654,792	710,602	225,024	280,216

Funded status at end of the fiscal year	(192,654)	(179,813)	(88,674)	(114,488)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2014	2015	2014	2015
Noncurrent assets	2,446	3,005	3,292	4,027
Current liabilities	—	—	(2,565)	(4,500)
Noncurrent liabilities	(195,100)	(182,818)	(89,401)	(114,015)

Ending balance	(192,654)	(179,813)	(88,674)	(114,488)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2014	2015	2014	2015
Prior service cost (credit)	(54,008)	(44,394)	(2,307)	(2,161)
Net actuarial loss	237,023	218,462	61,841	94,480
Obligation existing at transition	—	—	25	15

Ending balance	183,015	174,068	59,559	92,334

Accumulated Benefit Obligations for All Defined Benefit Pension Plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2014	2015	2014	2015
Accumulated benefit obligations	842,978	885,479	290,014	364,094

Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2014	2015	2014	2015
Projected benefit obligations	838,145	879,995	260,950	330,478
Accumulated benefit obligations	834,694	876,282	255,018	323,221
Fair value of plan assets	644,502	698,400	186,519	235,343

Fair Values of Assets Held by Japanese and Foreign Plans

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2014	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,384	8,384	—	—
Equity:
Equity securities*[1]	173,067	169,210	3,857	—
Fixed income:
Government bonds*[2]	263,921	—	263,921	—
Corporate bonds*[3]	50,131	—	50,131	—
Asset-backed securities*[4]	2,930	—	2,930	—
Commingled funds*[5]	84,853	—	84,853	—
Commodity funds*[6]	1,767	—	1,767	—
Private equity*[7]	26,942	—	—	26,942
Hedge funds*[8]	41,108	—	—	41,108
Real estate	1,689	—	—	1,689

Total	654,792	177,594	407,459	69,739

	Japanese plans
	Yen in millions
	Fair value at March 31, 2015	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	5,789	5,789	—	—
Equity:
Equity securities*[1]	166,164	161,530	4,634	—
Fixed income:
Government bonds*[2]	217,359	—	217,359	—
Corporate bonds*[3]	54,639	—	54,639	—
Asset-backed securities*[4]	650	—	650	—
Commingled funds*[5]	122,798	—	122,798	—
Commodity funds*[6]	24,621	—	24,621	—
Private equity*[7]	32,584	—	—	32,584
Hedge funds*[8]	80,037	—	—	80,037
Real estate	5,961	—	—	5,961

Total	710,602	167,319	424,701	118,582

*1	Includes approximately 64 percent and 53 percent of Japanese equity securities, and 36 percent and 47 percent of foreign equity securities for the fiscal years ended March 31, 2014 and 2015, respectively.

*2	Includes approximately 56 percent and 48 percent of debt securities issued by Japanese national and local governments, and 44 percent and 52 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2014 and 2015, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 47 percent and 46 percent of investments in equity, 51 percent and 52 percent of investments in fixed income, and 2 percent and 3 percent of investments in other for the fiscal years ended March 31, 2014 and 2015, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2014	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	1,648	1,648	—	—
Equity:
Equity securities*[1]	48,140	40,045	8,095	—
Fixed income:
Government bonds*[2]	61,644	—	61,644	—
Corporate bonds*[3]	25,937	—	19,682	6,255
Asset-backed securities	332	—	332	—
Insurance contracts*[4]	11,364	—	11,364	—
Commingled funds*[5]	63,057	—	63,057	—
Real estate and other*[6]	12,902	—	3,970	8,932

Total	225,024	41,693	168,144	15,187

	Foreign plans
	Yen in millions
	Fair value at March 31, 2015	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,665	8,665	—	—
Equity:
Equity securities*[1]	44,276	41,194	3,082	—
Fixed income:
Government bonds*[2]	69,882	—	69,882	—
Corporate bonds*[3]	33,290	—	25,906	7,384
Asset-backed securities	328	—	328	—
Insurance contracts*[4]	1,936	—	1,936	—
Commingled funds*[5]	86,931	—	86,931	—
Real estate and other*[6]	34,908	—	19,386	15,522

Total	280,216	49,859	207,451	22,906

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2014 and 2015:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total
Beginning balance at April 1, 2013	27,205	35,071	1,474	63,750
Return on assets held at end of year	1,123	1,514	215	2,852
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	(1,386)	4,523	—	3,137
Transfers, net	—	—	—	—

Ending balance at March 31, 2014	26,942	41,108	1,689	69,739

Return on assets held at end of year	5,642	5,796	(101)	11,337
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	33,133	4,373	37,506
Transfers, net	—	—	—	—

Ending balance at March 31, 2015	32,584	80,037	5,961	118,582

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Corporate bonds	Commingled funds	Real estate and other	Total
Beginning balance at April 1, 2013	4,773	—	6,957	11,730
Return on assets held at end of year	1,032	—	504	1,536
Return on assets sold during the year	—	—	(47)	(47)
Purchases, sales, and settlements, net	—	—	69	69
Transfers, net	—	—	—	—
Other*	450	—	1,449	1,899

Ending balance at March 31, 2014	6,255	—	8,932	15,187

Return on assets held at end of year	81	—	(408)	(327)
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	—	210	210
Transfers, net	—	—	—	—
Other*	1,048	—	6,788	7,836

Ending balance at March 31, 2015	7,384	—	15,522	22,906

*	Primarily consists of translation adjustments.

Expected Future Benefit Payments

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2016	33,728	13,457
2017	34,297	14,003
2018	35,738	14,572
2019	39,062	15,296
2020	41,110	15,857
2021 — 2025	220,839	88,350

Total Defined Contribution Expenses

Total defined contribution expenses for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Japanese plans	3,729	3,602	3,199
Foreign plans	13,070	12,703	13,857

Benefit obligation
Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of March 31, 2014 and 2015 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2014	2015	2014	2015
Discount rate	1.4%	1.0%	4.1%	3.1%
Rate of compensation increase	*	*	3.1	2.9

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Net periodic benefit cost
Weighted-Average Assumptions

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2013	2014	2015	2013	2014	2015
Discount rate	1.9%	1.5%	1.4%	4.7%	4.1%	4.1%
Expected return on plan assets	3.0	3.0	3.0	6.1	5.8	5.6
Rate of compensation increase	*	*	*	3.5	3.1	3.1

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.